Long-Term Debt - Term Bank Loans (Details) $ in Thousands	5 Months Ended			6 Months Ended
	Jun. 02, 2017 USD ($)	May 31, 2017 USD ($)	May 23, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 21, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Term loan balances outstanding				$ 1,573,511		$ 1,421,479
Aframax tankers Izumo Princess and Asahi Princess, Handysize product carrier Aegeas, two Panamax tankers World Harmony and Chantal and two Suezmax tankers Archangel and Alaska
Debt Instrument [Line Items]
Debt Instrument Face Amount			$ 122,500
Duration of term bank loan			4 years
Number of repayment installments			8
Debt periodic payment				semi-annual
Debt balloon payment			$ 57,280
Aframax tankers Izumo Princess and Asahi Princess, Handysize product carrier Aegeas, two Panamax tankers World Harmony and Chantal and two Suezmax tankers Archangel and Alaska | Minimum
Debt Instrument [Line Items]
Debt Instrument Maturity Date				Jun. 30, 2017
Aframax tankers Izumo Princess and Asahi Princess, Handysize product carrier Aegeas, two Panamax tankers World Harmony and Chantal and two Suezmax tankers Archangel and Alaska | Maximum
Debt Instrument [Line Items]
Debt Instrument Maturity Date				Feb. 28, 2018
Izumo Princess and Aegeas
Debt Instrument [Line Items]
Amount drawn down		$ 26,000
Archangel
Debt Instrument [Line Items]
Amount drawn down	$ 20,475
Alaska
Debt Instrument [Line Items]
Amount drawn down					$ 20,475
All Company's term bank loans
Debt Instrument [Line Items]
Debt periodic payment				quarterly or semi-annual
Variable rate basis				LIBOR
All Company's term bank loans | Minimum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.65%
Debt Instrument Maturity Date				Sep. 30, 2017
All Company's term bank loans | Maximum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.34%
Debt Instrument Maturity Date				Jul. 31, 2026
First four installments | Aframax tankers Izumo Princess and Asahi Princess, Handysize product carrier Aegeas, two Panamax tankers World Harmony and Chantal and two Suezmax tankers Archangel and Alaska
Debt Instrument [Line Items]
Debt periodic payment amount			8,660
Second four installments | Aframax tankers Izumo Princess and Asahi Princess, Handysize product carrier Aegeas, two Panamax tankers World Harmony and Chantal and two Suezmax tankers Archangel and Alaska
Debt Instrument [Line Items]
Debt periodic payment amount			$ 7,645